Funds

Third Quarter Report

November 30, 2011

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2011

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Additional Information	42

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2011
Net Assets	$823,624,080
Total Assets	$1,218,328,860
Assets Invested in Senior Loans	$1,163,714,950
Senior Loans Represented	417
Average Amount Outstanding per Loan	$2,790,683
Industries Represented	35
Average Loan Amount per Industry	$33,248,999
Portfolio Turnover Rate (YTD)	62%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	59 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	28.65%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the third fiscal quarter and $0.23 during the nine months ended November 30, 2011. Based on the average month-end net asset value ("NAV") per share of $5.56 for the third fiscal quarter and $5.86 for the nine-month period, this resulted in an annualized distribution rate(1) of 5.65% for the third fiscal quarter and 5.25% for the nine-month period. The Trust's total return for the third fiscal quarter, based on NAV, was 3.38% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 2.82% for the same quarter. For the nine months ended November 30, 2011, the Trust's total return, based on NAV(3), was (4.07)%, versus a total gross return on the Index of (1.40)%. The total market value return(3) for the Trust's common shares during the third fiscal quarter was 0.37% and for the nine months ended November 30, 2011 was (11.07)%.

MARKET REVIEW

Capital markets around the world struggled during the quarter under the weight of both the ongoing European sovereign debt crisis and a fragile global economic environment. Fortunately, loan returns (as measured by the Index), after suffering a 4.40% decline in August, stabilized in September, gaining 0.43%, followed by a healthy rally in October that produced a gain of 2.89%, as investors anticipated news of a workable, if not elegant, solution to the euro zone quagmire. Ultimately, those hopes dissipated in November, leading to renewed concerns about global

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

(3)  The total return is based on full reinvestment of dividends.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

contagion and, consequently, a modest negative return of (0.49%) for the loan asset class. Since the end of the reporting period, the tug of war between the lack of progress in Europe, on the one hand, and reasonably strong credit fundamentals — due in large part to what appears to be a surprisingly resilient U.S. economy — on the other, has continued to dominate investor sentiment and asset prices. Recent quarterly earnings within the below-investment grade corporate sector in the United States generally have been good, in many cases exceeding consensus expectations. Of course, the question has increasingly turned to that of sustainability given the macroeconomic headwinds. Thus far, however, issuer-level credit fundamentals appear to be on solid footing. European credit worries continue to overshadow even positive economic data coming from the U.S. and other parts of the globe.

During the fiscal quarter, technical conditions within the U.S. loan market improved noticeably as loan mutual fund outflows, which were very heavy in August, moderated, while the supply of new loans coming to market continued to taper off. The result has been a reasonably balanced market from a supply and demand perspective, which — all things equal — typically leads to stable to moderately increasing loan prices. The picture in Europe, where loan bids have declined to a greater degree than their U.S. counterparts, remains less transparent, as the liquidity position of the large European corporate banks (i.e., the underwriters and significant holders of European corporate loans and bonds) remains a point of concern for investors globally.

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2011 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Univision Communications, Inc.	2.1%	3.1%
Texas Competitive Electric Holdings Company, LLC	1.7%	2.6%
First Data Corporation	1.6%	2.4%
Reynolds Group Holdings, Inc.	1.3%	1.9%
PBL Media	1.2%	1.8%
Mediacom LLC Group	1.2%	1.8%
Harrahs Operating Company, Inc.	1.2%	1.7%
BJs Wholesale Club	1.1%	1.6%
Freescale Semiconductor, Inc.	1.0%	1.5%
Neiman Marcus Group, Inc.	0.9%	1.4%

Subject to change daily.

TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2011 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	11.2%	16.5%
Retail Stores	8.8%	13.0%
Data and Internet Services	6.2%	9.2%
Electronics	4.9%	7.2%
Automotive	4.4%	6.5%
Radio and TV Broadcasting	4.4%	6.5%
Printing & Publishing	4.4%	6.5%
Utilities	4.1%	6.1%
Personal, Food & Miscellaneous	3.4%	5.1%
Personal & Nondurable Consumer Products	3.2%	4.8%

Subject to change daily.

PORTFOLIO REVIEW

The major factors behind the Trust's outperformance for the fiscal quarter ended November 30, 2011 were its relatively conservative positioning — a generally higher average issuer credit rating than the Index — and the use of leverage for investment purposes. The Trust reduced its exposure to BB rated loans as it sought to increase yield without a meaningful shift in overall credit quality. On a less favorable note, the Trust's allocation to non-U.S. domiciled borrowers (just under 7% at period-end, consisting of issuers located primarily in western and northern Europe, the U.K., and Australia) was a detractor to returns given the negative sentiment in those markets.

Sector weightings remained fairly constant during the quarter, with notable movements coming only in retail (9.1% at period-end, from 7.9% at the end of the last fiscal quarter) and cable television (3.0%, from 8.6%). The increase in the former was due in large part to the Trust's relatively full participation in this past quarter's new issuance activity, much of which was

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

attractively priced, well structured, retail related transactions. The decrease in cable exposure was attributable primarily to a simple pruning of low yielding assets. Individual credit selection did not significantly impact performance for the quarter, the exceptions being Univision Communications, Inc. (2.15% of Trust total assets at November 30) to the upside, and Texas Competitive Electric Holdings Company LLC ("TXU") to the downside. While the Trust's position in TXU is meaningful at 1.78% of total assets, we remain significantly underweight this asset relative to the Index. The Trust remains well diversified with over 300 individual issuers and 35 different industry sectors represented.

There was no new default activity for the Trust during the quarter. The lagging 12-month default rate for the Trust ended the period at 0.14%, as compared to 0.32% for the Index.

Ratings Distribution as of November 30, 2011
Baa	0.49%
Ba	44.41%
B	46.46%
Caa and below	2.55%
Not rated*	6.09%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

OUTLOOK AND CURRENT STRATEGY

Near term we expect the performance of loans, like most risk asset classes, to remain sensitive to the events coming out of Europe. Barring a spill-over recession or other exogenous events, the general market expectation is for a default rate of around 2.0% at year-end 2012, below the historical average of 3.5%. The logic is that few loans are coming to maturity and credit fundamentals remain reasonably solid. While volatility is likely to remain elevated over the near term, we believe the current yield offered by secured loans presents an attractive risk-reward proposition.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
December 30, 2011

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2011
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	0.66%	23.29%	1.16%	4.28%
Based on Market Value	(6.01)%	23.95%	0.42%	4.47%
S&P/LSTA Leveraged Loan Index	2.26%	17.85%	4.21%	4.99%
Credit-Suisse Leveraged Loan Index	2.65%	15.80%	3.38%	4.76%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2011	3.25%	6.71%	7.32%	6.00%	6.54%
August 31, 2011	3.25%	6.00%	6.35%	5.56%	5.88%
May 31, 2011	3.25%	5.13%	5.03%	4.98%	4.89%
February 28, 2011	3.25%	5.42%	5.47%	4.93%	4.98%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last monthly dividend of each quarter and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in case of Market) at quarter-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the credit spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2011 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,230,997,682)	$1,175,554,323
Cash	1,896,435
Foreign currencies at value (Cost $665,104)	682,908
Receivables:
Investment securities sold	32,812,359
Interest	6,365,218
Other	950
Unrealized appreciation on forward foreign currency contracts	801,225
Prepaid expenses	215,442
Total assets	1,218,328,860
LIABILITIES:
Notes payable	324,000,000
Payable for investment securities purchased	43,710,180
Accrued interest payable	212,401
Dividends payable — preferred shares	892
Payable to affiliates	1,011,661
Payable to custodian	101,422
Accrued trustees fees	9,671
Unrealized depreciation on forward foreign currency contracts	238,243
Unrealized depreciation on unfunded commitments	12,208
Other accrued expenses	408,102
Total liabilities	369,704,780
Preferred shares, $25,000 stated value per share at liquidation value (1,000 shares outstanding)	25,000,000
NET ASSETS	$823,624,080
Net assets value per common share outstanding (net assets divided by 147,116,381 shares of beneficial interest authorized and outstanding, no par value)	$5.60
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,175,709,947
Undistributed net investment income	3,141,880
Accumulated net realized loss	(300,005,761)
Net unrealized depreciation	(55,221,986)
NET ASSETS	$823,624,080

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$48,084,803
Dividends	66,054
Amendment fees earned	685,124
Other	2,494,555
Total investment income	51,330,536
EXPENSES:
Investment management fees	7,144,842
Administration fees	2,232,763
Transfer agent fees	58,581
Interest expense	3,338,339
Custody and accounting expense	459,141
Professional fees	196,643
Preferred shares — dividend disbursing agent fees	101,164
Shareholder reporting expense	213,950
Trustees fees	22,912
Miscellaneous expense	242,939
Total expenses	14,011,274
Net investment income	37,319,262
REALIZED AND UNREALIZED LOSS:
Net realized gain (loss) on:
Investments	(14,579,149)
Forward foreign currency contracts	1,431,453
Foreign currency related transactions	(1,701,267)
Net realized loss	(14,848,963)
Net change in unrealized appreciation or depreciation on:
Investments	(62,385,823)
Forward foreign currency contracts	2,617,896
Foreign currency related transactions	108,924
Unfunded commitments	(85,661)
Net change in unrealized appreciation or depreciation	(59,744,664)
Net realized and unrealized loss	(74,593,627)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(62,771)
Decrease in net assets resulting from operations	$(37,337,136)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2011	Year Ended February 28, 2011
FROM OPERATIONS:
Net investment income	$37,319,262	$41,568,273
Net realized loss	(14,848,963)	(19,056,520)
Net change in unrealized appreciation or depreciation	(59,744,664)	76,785,973
Distributions to preferred shareholders from net investment income	(62,771)	(423,452)
Increase (decrease) in net assets resulting from operations	(37,337,136)	98,874,274
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(33,677,370)	(43,725,897)
From return of capital	—	(2,667,020)
Decrease in net assets from distributions to common shareholders	(33,677,370)	(46,392,917)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	916,239	392,395
Proceeds from shares sold	61,590	10,002,232
Net increase from capital share transactions	977,829	10,394,627
Net increase (decrease) in net assets	(70,036,677)	62,875,984
NET ASSETS:
Beginning of period	893,660,757	830,784,773
End of period (including undistributed (distributions in excess of) net investment income of $3,141,880 and $(437,241) respectively)	$823,624,080	$893,660,757

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2011 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$39,992,153
Dividends received	66,054
Dividends paid to preferred shareholders	(65,596)
Facility fees paid	(207,444)
Arrangement fees paid	(63,870)
Other income received	3,280,744
Interest paid	(3,305,362)
Other operating expenses paid	(10,840,849)
Purchases of securities	(821,484,539)
Proceeds on sale of securities	755,834,177
Net cash used by operating activities	(36,794,532)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(32,761,131)
Redemption of preferred shares	(75,000,000)
Proceeds from shares sold	61,590
Net increase of notes payable	137,000,000
Net cash flows provided by financing activities	29,300,459
Net decrease	(7,494,073)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	17,789
Cash
Net decrease in cash	(7,476,284)
Cash and foreign currency at beginning of period	10,055,627
Cash and foreign currency at end of period	$2,579,343
Reconciliation of Net Decrease In Net Assets Resulting From Operations To Net Cash Provided By Operating Activities:
Net decrease in net assets resulting from operations	$(37,337,136)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	62,385,823
Change in unrealized appreciation or depreciation on forward currency contracts	(2,617,896)
Change in unrealized appreciation or depreciation on unfunded commitments	85,661
Change in unrealized appreciation or depreciation on other assets and liabilities	(108,924)
Accretion of discounts on investments	(6,513,422)
Amortization of premiums on investments	314,026
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	14,848,963
Purchases of investment securities	(821,484,539)
Proceeds from disposition of investment securities	755,834,177
Decrease in other assets	9,930
Increase in interest receivable	(1,893,254)
Increase in prepaid expenses	(207,444)
Decrease in deferred arrangement fees on senior loans	(63,870)
Increase in accrued interest payable	32,977
Decrease in dividends payable — preferred shares	(2,825)
Increase in payable to affiliates	62,680
Increase in accrued trustees fees	2,688
Decrease in other accrued expenses	(142,147)
Total adjustments	542,604
Net cash used by operating activities	$(36,794,532)
Non Cash Financing Activities
Reinvestment of dividends	$916,239

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
11-30-11	6.08	0.25	(0.50)	(0.00)*	—	(0.25)	(0.23)	—	(0.23)	5.60	5.14
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	—	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	—	(0.50)	6.73	6.46
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	—	(0.74)	7.20	6.77

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
11-30-11	(4.07)		(11.07)		1.66	2.18	2.18	5.82	823,624	62
02-28-11	12.32		7.09		1.59	1.93	1.93	4.87	893,661	60
02-28-10	60.70		81.66		1.77 (5)	1.99 (5)	1.93	5.56	830,785	38
02-28-09	(31.93	)(4)	(32.03	)(4)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  There was no impact on total return due to payments by affiliates.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
ING Prime Rate Trust
11-30-11	1.54	2.04	2.04	5.42	1.26	1.65	1.65	4.41
02-28-11	1.36	1.64	1.64	4.14	1.39	1.68	1.68	4.26
02-28-10	1.36 (5)	1.52 (5)	1.48	4.26	1.67 (5)	1.87 (5)	1.81	5.23
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(b)	Borrowings at end of period	Asset coverage per $1,000 of debt(b)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
11-30-11	25,000	25,000	84,000	324,000	3,619	272,293	147,116
02-28-11	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	450,000	25,000	58,675	282,000	6,092	365,126	136,973

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect any add-back for the borrowings.

(b)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2011, 99.8% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended November 30, 2011, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended November 30, 2011, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $127,557,765.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended November 30, 2011, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $750,346,316 and $778,309,785, respectively. At November 30, 2011, the Trust held senior loans valued at $1,163,714,950 representing 99.0% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Cedar Chemical (Residual Interest)	12/31/02	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Ferretti SPA (Warrants for 0.111% Participation Interest)	09/30/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Supermedia, Inc. (32,592 Common Shares)	01/05/10	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities (fair value $369,110 was 0.04% of net assets at November 30, 2011)		$2,801

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. ING Groep recently announced that it will explore options other than an initial public offering for its Asian insurance and investment management businesses. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Trust, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Trust's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Trust or its operations and administration.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2011, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$770,790	$240,871	$1,011,661

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $400 million 364-day revolving credit agreement which matures July 23, 2012, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at November 30, 2011, was $324 million. Weighted average interest rate on outstanding borrowings was 1.24%, excluding fees related to the unused portion of the facilities,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

and other fees. The amount of borrowings represented 26.59% of total assets at November 30, 2011. Average borrowings for the period ended November 30, 2011 were $272,293,091 and the average annualized interest rate was 1.63% excluding other fees related to the unused portion of the facilities, and other fees.

As of November 30, 2011, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

U.S. Security Holdings, Inc.	$813,891

The net unrealized depreciation on these commitments of $12,208 as of November 30, 2011 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2011, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Historically, Preferred Shares paid dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, the Trust has not received sufficient hold orders or any purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, under the terms of the preferred shares, the amounts sold, if any, by each selling shareholder are reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction. While it is possible that the dividend rate for the preferred shares will be set by means of an auction at some future time, there is no current expectation that this will be the case.

Since June 9, 2008, the Trust has announced the approval by the Board of a number of partial redemptions of its outstanding preferred shares. On September 30, 2010, the Board approved the continuation of the program for the quarterly redemptions of up to $100 million of the Trust's auction rate preferred shares to be redeemed on a quarterly basis in the amount of up to $25 million per quarter beginning January 2011 through approximately January 2012, subject to management's discretion to modify or cancel the program at any time. Pursuant to these quarterly redemptions, as of November 30, 2011, the Trust redeemed $425 million of its previously outstanding preferred shares and will have $25 million of preferred shares still outstanding. The preferred shares were redeemed using proceeds available through the Trust's existing bank loan

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS (continued)

facility and with cash held by the Trust. Redemption costs and the ongoing costs of obtaining leverage through a bank loan facility may reduce returns to common shares and may be higher or lower than the costs of leverage obtained through the preferred shares. The Trust will continue to monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its common and preferred shareholders. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

NOTE 8 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2011, the Trust held no subordinated loans and unsecured loans.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Nine Months Ended November 30, 2011	Year Ended February 28, 2011
Number of Shares
Reinvestment of distributions from common shares	152,404	66,580
Proceeds from shares sold	10,144	1,677,409
Net increase in shares outstanding	162,548	1,743,989
Dollar Amount ($)
Reinvestment of distributions from common shares	$916,239	$392,395
Proceeds from shares sold	61,590	10,002,232
Net increase	$977,829	$10,394,627

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals, and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Under certain conditions, federal tax regulations may also cause some or all of the return of capital to be taxed as ordinary income.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2011	Year Ended February 28, 2011
Ordinary Income	Ordinary Income	Return of Capital
$33,740,141	$44,149,349	$2,667,020

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2011 were:

Unrealized Appreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,656,602	$(11,408,575)	$(2,488,438)	$(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			(125,812,939)	2018
			(24,760,715)	2019
			$(272,827,233)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of November 30, 2011, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Trust. In general, the provisions of the Act will be effective for the Trust's tax year ending February 29, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Trust, if any, will be contained within the "Federal Income Taxes" section of the financial statement notes for the fiscal year ending February 29, 2012.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of November 30, 2011, management of the Trust is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2011 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to November 30, 2011, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0280	11/30/11	12/12/11	12/22/11
$0.0290	12/20/11	12/30/11	1/12/12

Subsequent to November 30, 2011, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$0.58	12/05/11 — 12/12/11	12/12/11 — 12/19/11	12/13/11 — 12/20/11	0.06%
Series T	$0.58	12/06/11 — 12/13/11	12/13/11 — 12/20/11	12/14/11 — 12/21/11	0.06%
Series W	$0.58	12/07/11 — 12/14/11	12/14/11 — 12/21/11	12/15/11 — 12/22/11	0.06%
Series Th	$0.80	12/01/11 — 12/15/11	12/08/11 — 12/22/11	12/09/11 — 12/23/11	0.06%
Series F	$0.51	12/02/11 — 12/09/11	12/09/11 — 12/16/11	12/12/11 — 12/19/11	0.05%

Subsequent to November 30, 2011, the next quarterly redemption itemized below occured in December 2011.

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series F	200	$5,000,000	12/19/11
Series M	200	$5,000,000	12/20/11
Series T	200	$5,000,000	12/21/11
Series W	200	$5,000,000	12/22/11
Series Th	200	$5,000,000	12/23/11
Totals	1,000	$25,000,000

On December 23, 2011, all Preferred Shares outstanding issued by the Trust have been redemeed.

Effective December 31, 2011, the process of converting ING Investment Management Co. to an LLC was completed. The company's name is now ING Investment Management Co. LLC — a Delaware limited liability company.

Effective January 1, 2012, the Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 ("covered shares"). If you acquire and hold shares directly through the Fund and not through a Financial Intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited)

Senior Loans*: 141.3%
Principal Amount		Borrower/Tranche Description	Fair Value
Aerospace & Defense: 2.4%
$9,975,000		Delta, New Term Loan, 5.500%, due 04/20/17	$9,563,531
497,500		Delta, Pacific Route First Lien Term Loan, 4.250%, due 03/07/16	477,911
710,526		Forgings International Ltd., Tranche B Dollar Term Loan, 4.869%, due 12/18/15	651,316
710,526		Forgings International Ltd., Tranche C Dollar Term Loan, 5.369%, due 12/20/16	651,316
2,084,250		Transdigm, Inc., 1st Lien Term Loan, 4.000%, due 02/14/17	2,073,829
3,958,444		United Airlines, Inc., Term Loan, 2.313%, due 02/03/14	3,785,262
2,958,333		US Airways, Term Loan, 2.760%, due 03/21/14	2,553,042
			19,756,207
Automotive: 6.5%
1,810,000		Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, due 09/21/18	1,820,181
3,155,637		Avis Budget Car Rental, LLC, Term Loan B, 5.750%, due 04/19/14	3,168,787
9,975,000		Chrysler Group LLC, Term Loan B, 6.000%, due 05/24/17	9,191,963
1,710,526		Delphi Corporation, Term Loan B, 3.500%, due 03/31/17	1,704,112
4,580,752		Federal-Mogul Corporation, Term Loan B, 2.188%, due 12/29/14	4,251,510
2,337,118		Federal-Mogul Corporation, Term Loan C, 2.188%, due 12/28/15	2,169,138
5,100,000		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, due 07/28/17	5,119,125
3,742,140		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, due 01/29/18	3,629,875
7,978,405		KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	7,878,675
2,686,500		Metaldyne, LLC, Term Loan B, 5.250%, due 05/18/17	2,651,240
3,431,606		Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	3,380,132
795,507		Tomkins, Inc., Term Loan A, 4.250%, due 09/21/15	791,530
3,455,867		Tomkins, Inc., Term Loan B, 4.250%, due 09/21/16	3,429,948
1,265,438		Transtar Holding Company, First Lien Term Loan, 4.500%, due 12/21/16	1,233,802
3,351,502	(4)	UCI International, Inc., Term Loan B, 5.500%, due 07/26/17	3,368,259
			53,788,277
Beverage, Food & Tobacco: 3.4%
3,960,000		Advance Pierre Foods, First Lien Term Loan, 7.000%, due 09/30/16	3,947,625
1,000,000	(4)	B&G Foods, Inc., Term Loan B, due 11/15/18	1,003,750
900,027		Bolthouse Farms, Inc, First Lien Term Loan, 5.500%, due 02/11/16	894,402
1,197,000		Clement Pappas, $230mm Term Loan, 6.502%, due 08/14/17	1,189,519
2,992,500		Del Monte Corporation, Term Loan B, 4.500%, due 03/08/18	2,850,356
872,812		Dole Food Company, Inc., Term Loan B US Borrower, 5.045%, due 07/06/18	871,358
1,620,938		Dole Food Company, Inc., Term Loan C Solvest, 5.032%, due 07/06/18	1,618,235
1,995,000		JBS USA, Inc. (FKA Swift), Term Loan, 4.250%, due 05/25/18	1,965,075

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Beverage, Food & Tobacco: (continued)
	$5,732,350		Pinnacle Foods Holding Corporation, Term Loan B, 2.777%, due 04/02/14	$5,648,159
	3,000,000		Pinnacle Foods Holding Corporation, Term Loan D, 6.000%, due 04/02/14	3,018,000
EUR	666,192		Selecta, EUR Facility B4, 4.147%, due 06/28/15	639,993
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.981%, due 02/07/15	448,831
GBP	2,671,660		United Biscuits Holdco Limited, GBP Term Loan B1, 3.243%, due 12/15/14	3,922,927
				28,018,230
Buildings & Real Estate: 2.3%
	$2,238,750		Armstrong World Industries, Inc., Term Loan B, 4.000%, due 03/09/18	2,214,498
	7,589,923		Capital Automotive L.P., Term Loan, 5.000%, due 03/10/17	7,381,200
	812,542		Custom Building Products, Inc., Term Loan, 4.260%, due 03/19/15	792,229
	5,895,116		Goodman Global Inc., Term Loan B, 5.750%, due 10/28/16	5,897,574
	888,061		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	885,286
	1,462,500		LNR Property Corporation, Term Loan, 4.750%, due 04/29/16	1,447,875
				18,618,662
Cargo Transport: 1.4%
	4,765,563	(4)	Baker Tanks, Inc., Term Loan, 5.000%, due 06/01/18	4,735,778
	869,298		Ceva Group PLC, Extended Syn. Letter of Credit, 5.369%, due 08/31/16	804,101
	702,710		Ceva Group PLC, Extended Tranche B EGL Term Loan, 5.428%, due 08/31/16	651,325
	2,168,551		Ceva Group PLC, Extended Tranche B Term Loan, 5.428%, due 08/31/16	2,005,910
	2,745,716		Inmar, Inc., Term Loan B, 6.500%, due 08/04/17	2,759,444
	1,009,073		US Shipping Partners L.P., First Lien Term Loan, 9.200%, due 08/07/13	880,837
				11,837,395
Chemicals, Plastics & Rubber: 4.3%
	4,365,000		Chemtura Corporation, Term Loan, 5.500%, due 08/27/16	4,384,097
	2,075,556	(4)	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.119%, due 11/15/14	2,047,882
	2,557,494		Houghton International, Inc., Term Loan B1, 6.750%, due 01/29/16	2,557,494
	1,845,179		Ineos US Finance LLC, Term Loan B2, 7.501%, due 12/16/13	1,859,018
	2,149,532		Ineos US Finance LLC, Term Loan C2, 8.001%, due 12/16/14	2,165,653
	1,128,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 2.499%, due 05/03/13	1,094,160
	2,881,248		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C1B, 4.000%, due 05/05/15	2,761,195
	1,294,138		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C2B, 4.125%, due 05/05/15	1,240,215
	1,146,628		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.187%, due 05/05/15	1,089,296
	957,500		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C5B, 4.000%, due 05/05/15	914,413

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Chemicals, Plastics & Rubber: (continued)
	$992,228	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.125%, due 05/05/15	$947,578
	1,360,000	OM Group, Inc, Term Loan B USD, 5.750%, due 08/02/17	1,353,200
	1,287,000	Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	1,272,521
	5,369,475	Styron S.A.R.L., Term Loan B, 6.000%, due 08/02/17	4,644,596
	666,667	Taminco, Term Loan B2 USD, 2.260%, due 08/31/15	650,000
	666,667	Taminco, Term Loan C2 USD, 3.510%, due 08/31/16	650,000
	6,272,700	Univar Inc., Term Loan B, 5.000%, due 06/30/17	6,100,200
			35,731,518
Containers, Packaging & Glass: 4.3%
	4,722,827	Berry Plastics Corporation, $1,200MM Term Loan C, 2.252%, due 04/03/15	4,480,782
	2,741,690	Bway Holding Corporation, Term Loan B, 4.500%, due 02/23/18	2,686,857
	252,736	Bway Holding Corporation, Term Loan C, 4.500%, due 02/23/18	247,681
	5,860,313	Husky Injection Molding Systems, Ltd, Term Loan B, 6.500%, due 06/30/18	5,843,218
	997,500	Pro Mach, Inc, Term Loan, 6.250%, due 07/06/17	982,538
EUR	995,000	Reynolds Group Holdings Inc, Eur Term Loan, 6.750%, due 02/09/18	1,313,487
	$6,000,000	Reynolds Group Holdings Inc, Term Loan C, 6.500%, due 08/09/18	5,917,500
	8,258,500	Reynolds Group Holdings Inc, US Term Loan, 6.500%, due 02/09/18	8,093,329
EUR	740,625	Sealed Air Corporation, Euro Term Loan B, 5.500%, due 10/03/18	997,592
	$1,678,750	Sealed Air Corporation, Term Loan B, 4.750%, due 10/03/18	1,694,837
	2,864,790	Xerium Technologies, Inc., USD First Lien Term Loan, 5.500%, due 05/22/17	2,846,885
			35,104,706
Data and Internet Services: 9.2%
	2,638,200	Avaya Inc., Term Loan B-1, 3.256%, due 10/24/14	2,459,180
	8,291,524	Avaya Inc., Term Loan B-3, 5.006%, due 10/26/17	7,352,509
	4,351,757	Carlson Wagonlit Holdings B.V., Term Loan B2 ($ tranche), 4.178%, due 08/04/14	4,134,169
	4,207,231	CCC Information Services Group, Inc., Term Loan B, 5.500%, due 11/11/15	4,215,120
	1,191,015	Fifth Third Processing Solutions, Term Loan B-1, 4.500%, due 11/03/16	1,185,060
	2,108,125	First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	2,097,584
	10,000,000	First Data Corporation, Extended Term Loan B, 4.257%, due 03/23/18	8,380,000
	3,235,285	First Data Corporation, Term Loan B1, 3.007%, due 09/24/14	2,871,315
	73,740	First Data Corporation, Term Loan B2, 3.007%, due 09/24/14	65,490

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Data and Internet Services: (continued)
	$9,395,340		First Data Corporation, Term Loan B3, 3.007%, due 09/24/14	$8,344,236
	4,900,000	(4)	Go Daddy Operating Company, LLC, Term Loan, due 09/29/17	4,900,000
	2,992,500		Mercury Payment Systems LLC, Term Loan B, 6.500%, due 07/03/17	2,988,759
	3,031,999		Orbitz Worldwide, Inc., Term Loan, 3.372%, due 07/25/14	2,621,164
	2,205,555		Property Data I, Inc., Term Loan B, 7.000%, due 12/21/16	1,885,750
	10,993,136		Sabre Inc., First Lien Term Loan, 2.307%, due 09/30/14	9,063,842
	1,900,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, due 10/15/17	1,879,417
	5,397,887		Trans Union LLC, Term Loan B, 4.750%, due 02/12/18	5,354,710
	2,526,694		Transfirst Holdings, Inc., First Lien Term Loan, 3.010%, due 06/15/14	2,340,350
	676,705		Travelport, Inc., Delayed Draw Term Loan extended, 4.869%, due 08/21/15	565,895
	421,022		Travelport, Inc., Term Loan B ($) Extended, 4.869%, due 08/21/15	352,079
	136,295		Travelport, Inc., Term Loan S (Synthetic LC Converted), 4.869%, due 08/21/15	113,976
	2,500,000		Web.com Group, Inc., First Lien Term Loan, 7.000%, due 10/28/17	2,225,000
				75,395,605
Diversified / Conglomerate Manufacturing: 2.9%
	1,489,242		Doncasters Group Limited, Facility B2, 4.293%, due 05/15/15	1,227,507
	1,489,242		Doncasters Group Limited, Facility C2, 4.793%, due 05/13/16	1,227,507
	3,876,087		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, due 05/31/16	3,648,367
	1,994,975		Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, due 05/31/16	1,877,770
	1,215,262		EPD, Inc., 1st lien Term Loan, 2.760%, due 07/31/14	1,109,307
	174,061		EPD, Inc., Delayed draw Term Loan, 2.760%, due 07/31/14	158,885
EUR	287,397	(4)	ISS Holding A/S, Extended Term Loan B 10 EUR, 5.029%, due 04/30/15	375,581
EUR	162,716	(4)	ISS Holding A/S, Extended Term Loan B5 EUR, 5.029%, due 04/30/15	212,644
EUR	29,033	(4)	ISS Holding A/S, Extended Term Loan B6 EUR, 5.029%, due 04/30/15	37,942
EUR	21,738	(4)	ISS Holding A/S, Extended Term Loan B7 EUR, 5.029%, due 04/30/15	28,409
EUR	153,681	(4)	ISS Holding A/S, Extended Term Loan B8 EUR, 5.029%, due 04/30/15	200,836
EUR	2,052,835	(4)	ISS Holding A/S, Extended Term Loan B9 EUR, 5.029%, due 04/30/15	2,682,722
	$2,616,828		Rexnord Corporation / RBS Global, Inc., Term Loan B, 2.894%, due 07/19/13	2,589,024
	3,202,817		Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, due 05/09/17	3,146,768
	4,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, due 05/09/18	4,331,250
	1,197,000		Waterpik, Term Loan, 6.751%, due 08/10/17	1,179,045
				24,033,564
Diversified / Conglomerate Service: 3.9%
	6,730,092		Affinion Group, Inc., First Lien Term Loan, 5.000%, due 10/10/16	6,107,558
	2,613,737		Brand Services, Inc., Existing Sr Sec 1st Lien, 2.625%, due 02/07/14	2,143,264

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Service: (continued)
$1,143,354		Brand Services, Inc., Incremental Sr Sec 1st Lien, 3.805%, due 02/07/14	$948,983
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	232,500
1,492,500		Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	1,440,263
3,189,865	(4)	Catalina Marketing Corporation, Term Loan B, 3.010%, due 10/01/14	3,046,321
849,477		Coach America Holdings, Inc., First Lien Term Loan B, 7.250%, due 04/18/14	553,859
182,965		Coach America Holdings, Inc., Synthetic L/C Facility, 5.923%, due 04/20/14	117,098
2,992,500		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, due 04/28/17	2,513,700
2,680,769		MoneyGram International, Inc., First Lien Term Loan, 4.500%, due 11/17/17	2,645,584
1,700,000	(4)	MoneyGram International, Inc., Tranche B-1 Lender, due 11/17/17	1,678,750
447,875		ServiceMaster Company, Delayed Draw Term Loan, 2.760%, due 07/24/14	425,481
4,497,410		ServiceMaster Company, Term Loan B, 2.767%, due 07/24/14	4,272,540
1,647,883		Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,565,489
2,571,757		West Corp, Term Loan B-4, 4.612%, due 07/15/16	2,558,898
2,272,707		West Corp, Term Loan B-5, 4.626%, due 07/15/16	2,258,502
			32,508,790
Ecological: 0.7%
775,305		Synagro Technologies, Inc., 1st lien Term Loan, 2.250%, due 04/02/14	662,886
485,000		Synagro Technologies, Inc., 2nd lien Term Loan, 5.000%, due 10/02/14	383,150
4,982,481		Waste Industries USA, Inc., Term loan, 4.750%, due 03/17/17	4,882,831
			5,928,867
Electronics: 7.2%
5,221,123		Aspect Software, Inc., Term Loan, 6.250%, due 05/06/16	5,195,018
4,650,000		Attachmate Corporation, 1st Lien Term Loan, 6.500%, due 04/27/17	4,535,689
4,800,000		Blackboard Inc., 1st Lien Term Loan B, 7.500%, due 10/04/18	4,584,000
921,076		CDW LLC, Extended Term Loan B, 4.000%, due 07/14/17	870,993
3,003,679		Dealer Computer Services Inc., Term Loan B, 3.750%, due 04/20/18	2,995,869
6,184,500		Eagle Parent, Inc., Term Loan B, 5.000%, due 05/16/18	5,864,965
56,830		FCI International S.A.S., Term Loan A1, 2.845%, due 09/30/12	55,504
51,965		FCI International S.A.S., Term Loan A2, 2.845%, due 09/30/12	50,752
12,701,170	(4)	Freescale Semiconductor, Inc., Term Loan B-2, 4.496%, due 12/01/16	12,066,111
172,386		Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 6.000%, due 07/28/15	162,043

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Electronics: (continued)
	$477,128		Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B-1 Term Loan, 5.003%, due 07/28/15	$454,465
EUR	711,705		Infor Enterprise Solutions Holdings, Inc., Extended Initial Euro Term Loan, 6.306%, due 07/28/15	886,123
	$346,149		Infor Enterprise Solutions Holdings, Inc., Extended Initial U.S. Term Loan, 6.000%, due 07/28/15	325,380
EUR	500,000		Infor Enterprise Solutions Holdings, Inc., Inital Euro Loan (2nd Lien), 7.447%, due 03/03/14	539,120
	$2,240,000		Kronos Incorporated, Second Lien Term Loan, 6.119%, due 06/11/15	2,111,200
	6,234,375		Lawson Software, Inc., Term Loan, 6.750%, due 07/05/17	6,101,894
	3,610,186		Microsemi Corporation, Term Loan, 5.750%, due 02/02/18	3,619,212
	4,923,000		Open Link Financial, Inc., Term Loan, 7.750%, due 10/28/17	4,929,154
	4,380,810	(4)	Spansion LLC, Term Loan, 4.750%, due 02/09/15	4,347,954
				59,695,446
Finance: 4.0%
	1,742,032		BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, due 12/19/16	1,759,452
	4,151,607		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	4,193,123
	5,248,674		Fidelity National Information Services, Inc., Term Loan B 2016, 5.250%, due 07/18/16	5,270,547
	2,140,500	(4)	Fundtech, Term Loan, due 11/15/17	2,111,069
	4,950,125		Interactive Data Corporation, Term Loan B, 4.500%, due 02/12/18	4,888,248
	5,284,549		LPL Holdings, Inc., Extended First Lien Term Loan D 2015, 4.250%, due 06/25/15	5,277,942
	1,912,739		LPL Holdings, Inc., Incremental First Lien Term Loan 2017, 5.250%, due 06/28/17	1,927,085
	2,947,159		MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	2,928,739
	2,000,000	(4)	Nuveen Investments, Inc., First-Lien Incremental Term Loan, due 05/13/17	1,965,000
	2,636,835		Nuveen Investments, Inc., Term Loan 2017, 5.898%, due 05/12/17	2,511,586
				32,832,791
Foreign Cable, Foreign TV, Radio and Equipment: 1.5%
EUR	63,790		Numericable (YPSO France SAS), EUR Tranche Acquisition B1, 4.865%, due 06/16/14	70,447
EUR	155,513		Numericable (YPSO France SAS), EUR Tranche Recap B1, 4.865%, due 06/16/14	171,744
EUR	104,078		Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 4.865%, due 06/16/14	114,940
EUR	225,897		Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.615%, due 12/31/15	249,051
EUR	424,283		Numericable (YPSO France SAS), EUR Term Loan C Recap, 5.615%, due 12/31/15	467,772
EUR	5,268,168		UPC Broadband Holding B.V, Term Loan S, 5.118%, due 12/31/16	6,609,861

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	3,648,797			UPC Broadband Holding B.V, Term Loan U, 5.368%, due 12/31/17	$4,607,691
					12,291,506
Gaming: 4.0%
	$3,300,000	(4)		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, due 12/17/15	3,264,938
	1,275,000			Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	1,215,500
	1,214,916			Cannery Casino Resorts, LLC, Delay Draw Term Loan, 4.510%, due 05/20/13	1,124,557
	1,458,046			Cannery Casino Resorts, LLC, Term Loan B, 4.510%, due 05/17/13	1,349,604
	535,170	(2	)(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 6.000%, due 06/06/14	156,537
	1,070,339	(2	)(3)	Fontainebleau Las Vegas, LLC, Term Loan, 6.000%, due 06/06/14	313,074
	767,143			Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	766,184
	2,144,730			Golden Nugget, Inc., 1st Lien Term Loan, 3.260%, due 06/30/14	1,745,274
	1,220,862			Golden Nugget, Inc., Delayed Draw Term Loan, 3.260%, due 06/30/14	993,476
	2,415,817			Harrahs Operating Company, Inc, Term Loan B1, 3.418%, due 01/28/15	2,056,841
	7,249,697			Harrahs Operating Company, Inc, Term Loan B2, 3.362%, due 01/28/15	6,180,367
	3,131,104			Harrahs Operating Company, Inc, Term Loan B3, 3.417%, due 01/28/15	2,671,224
	3,523,257			Harrahs Operating Company, Inc, Term Loan B4 (Incremental), 9.500%, due 10/31/16	3,483,621
	2,133,875			Isle Of Capri Casinos, Inc., Term Loan B, 4.750%, due 11/01/13	2,128,096
	1,090,871			Las Vegas Sands, LLC, Delayed Draw Term Loan I (Extended), 2.840%, due 11/23/16	1,044,509
	4,444,879			Las Vegas Sands, LLC, Term Loan B (Extended), 2.840%, due 11/23/16	4,272,640
					32,766,442
Grocery: 0.3%
	2,554,642	(4)		Roundys Supermarkets, Inc., Extended Term Loan B, 7.000%, due 11/03/13	2,507,808
					2,507,808
Healthcare, Education and Childcare: 16.5%
	5,000,000			Alere US Holdings, LLC, Term Loan B, 4.500%, due 06/30/17	4,893,750
	8,400,000	(4)		Capsugel Holdings US, Inc., Term Loan B, 5.250%, due 08/01/18	8,417,497
	5,298,222	(4)		Catalent Pharma Solutions, Inc., Term Loan B, 2.510%, due 04/10/14	5,026,688
	1,757,534			CHG Medical Staffing, Inc., 1st Lien Term Loan, 5.500%, due 10/03/16	1,755,337
	2,076,374			CHS/Community Health Systems, Inc., Non extended Term Loan B, 2.754%, due 07/25/14	2,010,449
	107,200			CHS/Community Health Systems, Inc., Non-extended Delayed Draw Term Loan B, 2.510%, due 07/25/14	103,796
	5,027,112			ConvaTec, Term Loan B USD, 5.750%, due 12/22/16	4,932,854

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
	$1,240,625		Davita Inc., Term Loan B, 4.500%, due 10/20/16	$1,234,422
	5,984,642		Drumm Investors LLC, Term loan B, 5.000%, due 05/04/18	5,146,792
	2,900,000		Emdeon, Inc., Term loan B, 6.750%, due 10/15/18	2,917,673
	6,173,987		Emergency Medical Services Corporation, Term loan B, 5.250%, due 05/25/18	5,998,418
	1,468,473		Endo Pharmaceuticals Holdings Inc., Term loan B, 4.000%, due 06/18/18	1,475,357
	32,575		Gambro Holding AB, Term Loan B2 USD, 2.219%, due 06/05/14	32,392
SEK	41,155		Gambro Holding AB, Term Loan B4 SEK, 4.290%, due 06/05/14	6,041
SEK	41,842		Gambro Holding AB, Term Loan B5 SEK, 4.290%, due 06/05/14	6,142
	$32,575		Gambro Holding AB, Term Loan C2 USD, 3.219%, due 06/05/15	32,392
SEK	41,155		Gambro Holding AB, Term Loan C4 SEK, 5.290%, due 06/05/15	6,041
SEK	41,842		Gambro Holding AB, Term Loan C5 SEK, 5.290%, due 06/08/15	6,142
	$2,842,875		Grifols S.A, Term Loan B USD, 6.000%, due 06/01/17	2,845,243
	2,405,625		Harlan Sprague Dawley, Inc., Term Loan B, 3.890%, due 07/11/14	2,060,820
	4,032,500	(4)	Health Management Associates, Inc., Term B, due 11/22/18	4,016,120
	1,976,518		HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, due 09/29/16	1,962,518
	6,328,225		Iasis Healthcare LLC, Term Loan B, 5.000%, due 05/03/18	6,135,739
	5,000,000		Immucor, Inc., Term loan B, 7.250%, due 08/17/18	5,029,165
	4,655,771		IMS Health Incorporated, Term Loan B, 4.500%, due 08/25/17	4,644,616
	4,399,950		inVentiv Health Inc., Original term loan B, 6.500%, due 08/04/16	4,333,950
	2,552,363		inVentiv Health Inc., Term B-3, 6.750%, due 05/15/18	2,514,077
	10,000,000		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, due 04/20/18	10,062,500
	1,599,080		Medassets, Inc., Term Loan B, 5.250%, due 11/16/16	1,592,084
	4,676,273		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	4,157,987
	2,400,000	(4)	Pharmaceutical Product Development, Inc., Bank Term Loan B, due 11/30/18	2,368,999
	293,187		Physicians Oncology Services, L.P., Delayed Draw term loan $25mm, 6.250%, due 01/31/17	281,459
	2,413,285		Physicians Oncology Services, L.P., Term loan, 6.250%, due 01/31/17	2,316,753
	5,985,000		Quintiles Transnational Corp., Term Loan B, 5.000%, due 06/08/18	5,845,352
	4,588,500		Rural/Metro Corporation, Term Loan B, 5.750%, due 06/29/18	4,502,466
	1,196,528		Skilled Healthcare Group, Inc., New Term Loan, 5.288%, due 04/08/16	1,117,258
	1,433,333		Sun Healthcare Group Inc., Term Loan B, 7.500%, due 10/15/16	1,098,292
	4,645,826		Sunquest Information Systems, Inc., Term Loan B, 6.250%, due 12/16/16	4,622,597
	2,872,781		Surgical Care Affiliates LLC, Extended Term Loan, 4.372%, due 12/29/14	2,757,870
	1,885,275		Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, due 06/29/18	1,753,306
	2,857,422		Universal Health Services, Inc., Amended Tranche B, 4.000%, due 11/15/16	2,843,135

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
	$5,211,460	Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	$5,159,346
EUR	1,000,000	Vitalia, Term Loan B, 5.698%, due 06/29/18	1,308,891
EUR	2,443,750	VWR International Inc., EURO Term Loan B, 3.697%, due 06/27/14	3,140,594
	$1,466,250	VWR International Inc., Term Loan B, 2.760%, due 06/30/14	1,414,931
	$1,023,429	Warner Chilcott Company LLC, Term B-1, 4.250%, due 03/15/18	1,012,555
	511,714	Warner Chilcott Company LLC, Term B-2, 4.250%, due 03/15/18	506,277
	703,607	Warner Chilcott Company LLC, Term B-3, 4.250%, due 03/15/18	696,131
			136,103,214
Home & Office Furnishings: 1.3%
EUR	745,552	Global Garden Products Italy S.P.A., Term 1 Loan Facility, 3.973%, due 08/31/16	791,362
EUR	745,552	Global Garden Products Italy S.P.A., Term 2 Loan Facility, 3.973%, due 08/31/17	791,362
EUR	322,330	Hilding Anders, EUR Term Loan B, 4.794%, due 04/24/15	360,000
SEK	25,187,946	Hilding Anders, SEK Term Loan B, 5.763%, due 03/31/15	2,676,978
	$3,980,670	Hillman Group (The), Inc., First Lien Term Loan, 5.000%, due 05/27/16	3,925,936
	2,468,750	Springs Window Fashions, LLC, First Lien Term Loan, 6.000%, due 05/31/17	2,437,891
			10,983,529
Insurance: 3.1%
	1,882,016	AmWINS Group, Inc., Initial Term Loan, 4.592%, due 06/08/13	1,834,966
	1,940,338	Applied Systems Inc., First Lien, 5.500%, due 12/08/16	1,899,105
	400,000	Applied Systems Inc., Second Lien, 9.250%, due 06/07/17	386,000
EUR	1,675,000	CEP Group (Financiere CEP), Term Loan B, 5.697%, due 06/29/18	2,185,828
	$2,483,000	HMSC Corporation, 1st Lien Term Loan, 2.510%, due 04/03/14	1,986,400
	440,673	Hub International Limited, Delayed Draw Term Loan, 2.869%, due 06/13/14	421,945
	2,068,133	Hub International Limited, Incremental Term Loan, 6.750%, due 06/13/14	2,057,793
	1,960,382	Hub International Limited, Initial Term Loan, 2.869%, due 06/13/14	1,877,065
	4,976,923	Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, due 12/30/16	4,927,153
	2,208,310	USI Holdings Corp., Term Loan B, 2.760%, due 05/05/14	2,140,681
	588,000	USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	590,940
	4,786,468	Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	4,698,717
	827,916	Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	812,738
			25,819,331
Leisure, Amusement, Entertainment: 2.6%
	5,710,530	24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, due 04/22/16	5,523,156

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Leisure, Amusement, Entertainment: (continued)
	$1,221,225	Alpha D2 Limited (Formula One World Championship Limited), Term Loan B1, 2.526%, due 12/31/13	$1,165,659
	776,403	Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.526%, due 12/31/13	741,076
	1,805,933	AMF Bowling Worldwide, Inc., First Lien Term Loan, 2.760%, due 06/07/13	1,521,499
	5,984,304	Cedar Fair, L.P., Term Loan B, 4.000%, due 12/15/17	5,988,008
	985,000	Live Nation Entertainment, Inc., Term Loan B, 4.500%, due 11/07/16	978,844
GBP	798,000	London Arena & Waterfront Finance LLC (a.k.a. "The O2"), Term Loan, 5.453%, due 06/29/18	1,196,406
	$2,179,064	NEP II, INC, Term Loan B, 3.619%, due 02/16/17	2,091,901
	1,990,000	The Weather Channel, Term Loan B, 4.250%, due 02/13/17	1,985,855
			21,192,404
Lodging: 0.4%
	960,000	Audio Visual Services Corporation, 1st Lien Term Loan, 2.620%, due 02/28/14	796,799
EUR	1,250,000	Scandic Hotels AB, Term Loan B2 (EUR), 3.833%, due 07/09/15	1,351,998
EUR	1,250,000	Scandic Hotels AB, Term Loan C2 (EUR), 3.833%, due 07/08/16	1,351,998
			3,500,795
Machinery: 1.5%
	$2,355,388	Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	2,353,916
EUR	1,059,446	Kion Group GMBH, Term Loan B EURO, 4.697%, due 12/23/14	1,092,006
	$515,014	Kion Group GMBH, Term Loan B2 (USD tranche), 3.760%, due 12/23/14	385,746
EUR	995,697	Kion Group GMBH, Term Loan C EURO, 4.947%, due 12/23/15	1,026,298
	$515,014	Kion Group GMBH, Term Loan C2 (USD tranche), 4.010%, due 12/23/15	385,746
EUR	2,000,000	Terex Corporation, Term Loan Euro Tranche, 6.032%, due 04/28/17	2,685,521
	$4,000,000	Terex Corporation, Term Loan, 5.500%, due 04/28/17	4,015,000
			11,944,233
Mining, Steel, Iron & Nonprecious Metals: 2.1%
	6,348,000	Fairmount Minerals, Ltd., Term Loan B, 5.250%, due 03/15/17	6,348,000
	5,136,188	Novelis Inc., Term Loan B, 3.750%, due 03/10/17	5,074,126
	1,645,750	U.S. Silica Company, Term Loan, 4.750%, due 06/01/17	1,646,779
	4,047,103	Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	3,981,969
			17,050,874
North American Cable: 3.7%
	2,080,841	Atlantic Broadband, Term Loan B, 4.000%, due 03/08/16	2,018,416
	2,183,500	Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	2,145,289
	1,588,000	Knology Inc, Term Loan B, 4.000%, due 08/18/17	1,549,293
	8,002,920	Mediacom Broadband LLC, Term Loan D-1, 1.950%, due 01/30/15	7,582,766
	3,528,000	Mediacom LLC Group, Term Loan D, 5.500%, due 03/31/17	3,487,209
	3,950,000	Mediacom LLC Group, Term Loan E, 4.500%, due 10/23/17	3,846,313

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

	Principal Amount			Borrower/Tranche Description	Fair Value
	North American Cable: (continued)
	$4,658,325			San Juan Cable LLC, '1st Lien, 6.000%, due 06/09/17	$4,623,388
	5,665,966			Wideopenwest Finance, LLC, '1st Lien Term Loan, 2.755%, due 06/27/14	5,379,126
					30,631,800
	Oil & Gas: 1.5%
	2,984,496			CCS Inc., $1300MM Term Loan, 3.369%, due 11/14/14	2,725,839
	5,949,255	(4)		Frac Tech International, LLC, Term Loan (HoldCo), 6.250%, due 05/06/16	5,872,408
	1,106,561			Hercules Offshore, LLC, Term Loan Facility, 7.500%, due 07/11/13	1,080,972
	2,920,000			MEG Energy Corp., New Term Loan, 4.000%, due 03/16/18	2,893,539
					12,572,758
	Other Broadcasting and Entertainment: 0.8%
	6,432,411			Getty Images, Inc, Term Loan B, 5.250%, due 11/07/16	6,456,533
					6,456,533
	Other Telecommunications: 4.4%
	1,985,000			Alaska Communications Systems Holdings, Inc., Term Loan, 5.500%, due 10/21/16	1,898,984
	7,530,337			Asurion, LLC, First Lien Term Loan, 5.500%, due 05/24/18	7,278,544
	2,700,000			Asurion, LLC, Second Lien Term Loan, 9.000%, due 05/24/19	2,613,938
	1,000,000			Consolidated Communications, Inc., Initial Term-2 Loan, 4.010%, due 12/31/17	925,000
	4,403,194	(2	)(4)	Hawaiian Telcom Communications, Inc., Term Loan, 9.000%, due 11/01/15	4,458,233
	4,230,000			Level 3 Financing, Inc, Term Loan B III, 5.750%, due 09/01/18	4,113,675
	4,178,982			MetroPCS Wireless, Inc., Term Loan B-3, 4.028%, due 03/16/18	4,078,428
	3,000,000			Neustar, Inc., Term Loan, 5.000%, due 11/07/18	3,003,726
	1,376,314			NTELOS Inc., New Term Loan, 4.000%, due 08/07/15	1,356,816
	995,000			PAETEC Holding Corp, Term Loan B, 5.750%, due 05/31/18	990,025
	3,086,098	(4)		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, due 02/23/17	2,914,434
EUR	2,500,000	(4)		Wind Telecommunicazioni S.P.A., Term Loan B1 5.446%, due 12/15/17	2,964,318
					36,596,121
	Personal & Nondurable Consumer Products: 4.8%
	$3,044,700			Acosta, Inc., Term Loan, 4.750%, due 03/01/18	2,964,777
	4,977,462			Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, due 12/18/17	4,919,389
	2,365,000			Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, due 06/18/18	2,273,356
	2,441,336			Bushnell, Inc., First Lien, 4.622%, due 08/23/13	2,307,063
	994,470			Fender Musical Instruments Corp., Delayed Draw, 2.510%, due 06/09/14	924,857
	1,968,339			Fender Musical Instruments Corp., Term Loan B, 2.510%, due 06/09/14	1,830,555
	5,087,250			Information Resources, Inc., Term Loan B, 5.000%, due 12/01/17	5,036,378
	2,226,512			Jarden Corporation, New Term Loan B, 3.260%, due 03/30/18	2,231,838

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Personal & Nondurable Consumer Products: (continued)
	$285,276		KIK Custom Products, Inc., $CAD First Lien Term Loan, 2.500%, due 06/02/14	$243,674
	1,664,111		KIK Custom Products, Inc., $US First Lien Term Loan, 2.500%, due 06/02/14	1,421,429
	831,250		KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, due 05/30/14	789,688
	3,990,000		Revlon Consumer Products Corporation, Term Loan, 4.750%, due 11/17/17	3,962,569
	4,007,170		Spectrum Brands, Inc., Term Loan B, 5.001%, due 06/17/16	4,013,481
	4,166,306		SRAM, LLC, First Lien Term Loan, 4.764%, due 06/07/18	4,145,474
	357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, due 12/07/18	359,288
	173,004		Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.250%, due 07/07/17	168,463
	1,668,180		Totes Isotoner Corporation, First Ln Term Loan, 7.257%, due 07/07/17	1,624,390
				39,216,669
Personal, Food & Miscellaneous: 5.1%
	2,936,842		Bojangles Restaurants, Inc., Term Loan, 8.008%, due 08/17/17	2,848,737
EUR	2,605,313		Burger King Corporation, Term Loan B EUR, 4.750%, due 10/19/16	3,449,741
	$3,415,054		Burger King Corporation, Term Loan B USD, 4.500%, due 10/19/16	3,393,710
	4,917,163	(4)	Dennys, Inc, Term Loan B, 5.250%, due 09/30/16	4,904,870
	1,692,786		DineEquity Inc., Term Loan B, 4.250%, due 10/19/17	1,684,322
	3,493,644		Dunkin Brands, Inc., Term Loan B, 4.000%, due 11/23/17	3,440,366
	1,194,000		Michael Foods, Term Loan B, 4.250%, due 02/23/18	1,182,060
	2,475,000		N.E.W. Customer Services Companies, Inc., First Lien Term Loan, 6.000%, due 03/23/16	2,428,594
	2,977,500		NBTY, Inc., Term Loan B, 4.250%, due 10/02/17	2,943,074
	671,679		OSI Restaurant Partners, Inc., Pre-Funded Revolver, 2.392%, due 06/14/13	641,034
	6,650,330		OSI Restaurant Partners, Inc., Term Loan B, 2.580%, due 06/14/14	6,346,908
	4,179,305		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, due 07/28/17	4,116,616
	4,399,615		Wendys/Arbys Restaurants, LLC, Term Loan, 5.000%, due 05/24/17	4,397,780
				41,777,812
Printing & Publishing: 6.5%
	440,928		Black Press, Ltd., Term Loan B1, 2.523%, due 08/02/13	421,086
	267,706		Black Press, Ltd., Term Loan B2, 2.523%, due 08/02/13	255,659
	798,755		Caribe Media Inc., Term Loan, 10.000%, due 11/18/14	339,471
	9,880,804		Cengage Learning, Inc., Term Loan B, 2.510%, due 07/03/14	8,363,172
	4,357,125		Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	4,295,397
	1,665,933		CW Acquisition Limited Partnership, Term Loan C, 6.503%, due 07/13/16	1,646,497
	2,072,744		Dex Media East, LLC, Term Loan, 2.940%, due 10/24/14	1,005,281

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Printing & Publishing: (continued)
	$1,881,104		Dex Media West, LLC, TERM LOAN due 10/24/2014, 7.250%, due 10/24/14	$1,105,149
EUR	314,888		Flint Group Holdings S.A.R.L., EUR Term Loan B8 AEB, 5.998%, due 05/29/15	373,019
EUR	351,778		Flint Group Holdings S.A.R.L., EUR Tranche B9, 5.998%, due 12/30/16	416,719
	$841,151		Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 4.798%, due 12/31/14	740,213
	353,279		Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 4.798%, due 12/31/14	310,886
	2,333,333		Flint Group Holdings S.A.R.L., Term Loan B9, 4.798%, due 05/29/15	2,053,333
	1,277,104		Flint Group Holdings S.A.R.L., Term Loan C7, 4.798%, due 12/31/15	1,123,852
	1,185,584		Intermedia Outdoor, Inc., 1st lien Term Loan, 3.119%, due 01/31/13	1,117,413
EUR	1,369,639		Mediannuaire Holding, Term Loan B3 (extended), 4.280%, due 10/12/15	532,358
EUR	1,486,320		Mediannuaire Holding, Term Loan C2 (extended Term Loan B3 lenders), 4.280%, due 10/12/15	577,710
	$4,761,595		Merrill Communications, LLC, New Term Loan B-DD, 7.500%, due 12/24/12	4,577,083
	1,771,936		Nelson Canada, '1ST LIEN-C$ 330 mm, 2.869%, due 07/03/14	1,426,409
EUR	533,360		PagesJaunes Groupe SA, Term Loan A3, 4.704%, due 09/11/15	478,943
AUD	17,320,730		PBL Media, Term Loan B, 7.028%, due 02/05/13	15,171,309
	$1,650,388		Penton Media, Inc, Term Loan B, 5.000%, due 08/01/14	1,006,737
	3,954,362		R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	1,542,201
	6,232,632		SuperMedia, Inc., Term Loan, 11.000%, due 12/31/15	2,887,354
	985,535		Thomas Nelson Publishers, Term Loan, 9.000%, due 06/14/16	962,129
	1,569,928		Yell Group PLC, New Term Loan B1, 4.010%, due 07/31/14	419,956
				53,149,336
Radio and TV Broadcasting: 6.5%
	5,000,000		Clear Channel Communications, Inc., Term Loan B, 3.910%, due 01/28/16	3,739,585
	1,338,663	(4)	CMP KC, LLC, Term Loan B, due 10/03/12	95,045
	6,000,000		Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, due 09/17/18	5,869,999
	2,000,000		Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, due 02/11/19	1,900,000
	1,450,000	(4)	Entercom Communications Corporation, Term loan B, due 11/22/18	1,446,980
	1,768,264		FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	1,731,793
	5,340,901		HIT Entertainment, Inc., 1st Lien Term Loan, 5.495%, due 06/01/12	5,296,395
	3,147,535		Hubbard Radio LLC, 1st Lien Term Loan B, 5.250%, due 04/28/17	3,108,191
	285,714		Hubbard Radio LLC, 2nd Lien Term Loan C, 8.750%, due 04/30/18	285,000
	577,688		Nexstar Broadcasting, Inc., Mission Term Loan B, 5.000%, due 09/30/16	574,799
	1,401,068		Nexstar Broadcasting, Inc., Term Loan B, 5.000%, due 09/30/16	1,394,062

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Radio and TV Broadcasting: (continued)
	$997,500		Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, due 05/31/17	$957,600
	1,360,935		Regent Communications, New Term Loan, 5.250%, due 04/27/14	1,303,945
	28,312,965		Univision Communications, Inc., Extended Term Loan, 4.510%, due 03/31/17	25,446,278
				53,149,672
Retail Stores: 13.0%
	6,000,000		Academy Ltd., Term Loan, 6.000%, due 08/03/18	5,913,750
	4,469,962		Amscan Holdings, Inc., Term Facility, 6.750%, due 12/04/17	4,467,168
	4,985,000	(4)	Bass Pro Group, LLC, Term Loan B, 5.250%, due 06/13/17	4,872,838
	10,200,000		BJs Wholesale Club, First Lien Term Loan, 7.000%, due 09/27/18	10,219,125
	3,093,750		BJs Wholesale Club, Second Lien Term Loan, 10.000%, due 03/27/19	3,109,219
	4,937,500		Burlington Coat Factory, Term Loan B, 6.250%, due 02/23/17	4,824,091
	4,824,674		Claires Stores, Inc., Term Loan B, 3.027%, due 05/29/14	4,167,312
	3,889,756		FTD, Inc, Term Loan B, 4.750%, due 06/06/18	3,821,685
	5,875,000		General Nutrition Centers, Inc., Term Loan B, 4.250%, due 03/02/18	5,757,500
	3,782,785		Guitar Center, Inc., Extended Term Loan maturing 04/17, 5.620%, due 04/10/17	3,326,150
	4,003,022	(4)	Harbor Freight Tools USA, Inc., Term Loan Facility, 6.500%, due 12/22/17	3,988,011
	4,228,750		J. Crew, Term Loan B, 4.750%, due 03/07/18	3,882,897
	5,872,994		Jo-Ann Stores, Inc., Term Loan B, 4.750%, due 03/16/18	5,660,098
	1,588,000		Leslies Poolmart, Inc., Tranche B Term Loan Facility, 4.500%, due 11/21/16	1,558,225
EUR	530,263		Maxeda DIY Group B.V., Term Loan B1, 4.117%, due 06/29/15	582,437
EUR	719,737		Maxeda DIY Group B.V., Term Loan B2, 3.986%, due 08/01/15	790,554
EUR	530,263		Maxeda DIY Group B.V., Term Loan C1, 4.507%, due 06/27/16	582,437
EUR	719,737		Maxeda DIY Group B.V., Term Loan C2, 4.529%, due 08/01/16	790,554
	$2,295,648		Michaels Stores, Inc., Term Loan B-2 (extending), 4.912%, due 07/31/16	2,232,995
	11,963,834		Neiman Marcus Group, Inc, Term Loan, 4.750%, due 05/16/18	11,528,649
	6,138,000		Petco Animal Supplies, Inc., Term Loan, 4.500%, due 11/24/17	5,964,602
	1,168,558		Pilot Travel Centers LLC, Term Loan B, 4.250%, due 03/30/18	1,168,923
	2,078,718	(4)	Rite Aid Corporation, Tranche 2 Term Loan due 2014, 2.007%, due 06/04/14	1,968,286
	1,665,529	(4)	Rite Aid Corporation, Tranche 5 Term Loan due 2014, due 03/02/18	1,582,253
	1,492,500		Savers, New Term Loan, 4.250%, due 03/03/17	1,484,105
	3,119,415		The Gymboree Corporation, Term Loan B, 5.000%, due 02/23/18	2,812,153
	4,794,412		Toys "R" Us, Inc., Term Loan B-1, 6.000%, due 09/01/16	4,756,057
	1,393,000		Toys "R" Us, Inc., Term Loan B-2, 5.250%, due 05/25/18	1,365,140
EUR	1,863,011		Vivarte S.A.S., Term Loan B1, 3.090%, due 03/09/15	1,887,995
EUR	1,863,011		Vivarte S.A.S., Term Loan C1, 3.715%, due 03/08/16	1,887,995
				106,953,204

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Satellite: 1.2%
	$3,000,000		DigitalGlobe Inc., Term Loan B, 5.750%, due 10/07/18	$2,988,750
	6,974,975		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, due 04/02/18	6,929,638
				9,918,388
Telecommunications Equipment: 1.9%
	5,981,132		CommScope, Inc., Term Loan B, 5.000%, due 01/14/18	5,948,732
	6,247,912		Syniverse Holdings, Inc., Term Loan, 5.250%, due 12/21/17	6,240,103
EUR	1,500,000		TDF SA, Extended Term Loan B, 4.947%, due 01/29/16	1,655,778
EUR	1,500,000		TDF SA, Term Loan C, 4.197%, due 01/29/16	1,655,778
				15,500,391
Utilities: 6.1%
	$3,584,494		AES Corporation, Term Loan Facility, 4.250%, due 06/01/18	3,554,251
	4,378,000		Calpine Corp, Term Loan B-1, 4.500%, due 04/02/18	4,250,767
	3,700,000		Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, due 08/04/16	3,703,082
	3,700,000		Dynegy Power (GasCo), Term Loan, 9.250%, due 08/04/16	3,729,600
	610,514		FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien Term Loan, 4.813%, due 05/01/14	557,603
	2,791,969		Great Point Power, LLC, Term Loan B1, 4.250%, due 03/10/17	2,736,130
	3,000,000	(4)	Longview Power, LLC, Extended Term Loan, due 10/31/17	2,630,001
	3,990,000		NRG Energy, Inc., New Term Loan, 4.000%, due 07/02/18	3,970,050
	2,795,455		Race Point Power, Term Loan, 7.750%, due 01/11/18	2,767,500
	32,080,819		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.748%, due 10/10/17	21,073,088
	1,500,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan Facility, 4.619%, due 12/15/14	1,410,000
				50,382,072
			Total Senior Loans (Cost $1,217,427,726)	1,163,714,950
Other Corporate Debt: 0.4%
Cargo Transport: 0.0%
	$297,646		US Shipping Partners L.P., Second Lien Term Loan, 2.500%, due 08/07/13	$80,178
				80,178
Chemicals, Plastics & Rubber: 0.3%
	2,629,774	(4)	Lyondell Chemical Company, Third Lien Senior Secured Notes, due 05/01/18	2,846,731
				2,846,731
Radio and TV Broadcasting: 0.1%
	455,791		Regent Communications, New PIK Loan, 12.000%, due 10/27/14	410,212
				410,212
			Total Other Corporate Debt (Cost $3,530,925)	3,337,121

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

Equities and Other Assets: 1.0%
	Description	Value
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R)	Ascend Media (Residual Interest)	—
(@), (R)	Block Vision Holdings Corporation (719 Common Shares)	—
(2), (@)	Caribe Media Inc. (799 Common Shares)	—
(2), (@), (R)	Cedar Chemical (Residual Interest)	—
(@)	Cumulus Media (117,133 Class A Common Shares)	356,084
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(@)	Faith Media Holdings, Inc. (Residual Interest)	—
(2), (@), (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2), (@), (R)	Gainey Corporation (Residual Interest)	—
(@)	Global Garden (138,579 Class A3 Shares)	—
(@)	Global Garden (14,911 Class A1 Shares)	—
(@)	Glodyne Technoserve, Ltd. (92,471 Common Shares)	451,683
(@)	Glodyne Technoserve, Ltd. (Escrow Account)	—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)	Hawaiian Telcom (31,238 Common Shares)	468,570
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@)	Mega Brands Inc. (9,788 Common Shares)	84,270
(@)	Metro-Goldwyn-Mayer, Inc. (351,820 Common Shares)	6,772,535
(@)	Northeast Biofuels (Residual Interest)	—
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)	305,205
(2), (@), (R)	Supermedia, Inc. (32,592 Common Shares)	63,880
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)	—
(2), (@)	US Shipping Partners, L.P. (19,404 Common Shares)	—
(2), (@)	US Shipping Partners, L.P. (275,292 Contingency Rights)	—
	Total for Equities and Other Assets (Cost $10,039,031)	8,502,252
	Total Investments (Cost $1,230,997,682)**	$1,175,554,323
	Other Assets and Liabilities — Net	(351,930,243)
	Net Assets	$823,624,080

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

  (3)  Loan is on non-accrual basis.

  (4)  Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,231,683,735.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$5,390,206
Gross Unrealized Depreciation	(61,519,618)
Net Unrealized Depreciation	$(56,129,412)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/11
Asset Table
Investments, at value
Senior Loans	$—	$1,162,037,181	$1,677,769	$1,163,714,950
Other Corporate Debt	—	2,926,909	410,212	3,337,121
Equities and Other Assets	972,804	6,772,535	756,913	8,502,252
Total Investments, at value	$972,804	$1,171,736,625	$2,844,894	$1,175,554,323
Other Financial Instruments+
Forward foreign currency contracts	—	801,225	—	801,225
Total Assets	$972,804	$1,172,537,850	$2,844,894	$1,176,355,548
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(238,243)	$—	$(238,243)
Unfunded commitments	$—	$(12,208)	$—	$(12,208)
Total Liabilities	$—	$(250,451)	$—	$(250,451)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust's assets and liabilities during the periodended November 30, 2011:

	Beginning Balance at 02/28/11	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$3,230,802	$—	$—	$—	$—	$(344,133)
Other Corporate Debt	363,879	34,127	—	—	—	12,206
Equities and Other Assets	2,323,529	—	(1,688,853)	—	270,827	(148,590)
Total	$5,918,210	$34,127	$(1,688,853)	$—	$270,827	$(480,517)

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 11/30/11
Senior Loans	$95,045	$(1,303,945)	$1,677,769
Other Corporate Debt	—	—	410,212
Equities and Other Assets	—	—	756,913
Total	$95,045	$(1,303,945)	$2,844,894

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(454,574).

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options.

Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust's policy is to recognize transfers between levels at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2011 (Unaudited) (continued)

At November 30, 2011 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar AUD 19,145,000	Sell	12/13/11	$19,384,121	$19,622,364	$(238,243)
State Street Bank	British Pound Sterling GBP 5,367,000	Sell	12/31/11	8,550,749	8,424,807	125,942
State Street Bank	Euro EUR 52,466,000	Sell	12/13/11	71,135,974	70,501,444	634,530
State Street Bank	Sweden Kronor SEK 22,073,000	Sell	12/13/11	3,297,214	3,256,461	40,753
				$102,368,058	$101,805,076	$562,982

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of: (i) NAV; or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2011 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2011	February 8, 2011	February 23, 2011

February 28, 2011	March 8, 2011	March 22, 2011

March 31, 2011	April 7, 2011	April 25, 2011

April 29, 2011	May 6, 2011	May 23, 2011

May 31, 2011	June 8, 2011	June 22, 2011

June 30, 2011	July 7, 2011	July 22, 2011

July 29, 2011	August 8, 2011	August 22, 2011

August 31, 2011	September 8, 2011	September 22, 2011

September 30, 2011	October 6, 2011	October 24, 2011

October 31, 2011	November 8, 2011	November 22, 2011

November 30, 2011	December 8, 2011	December 22, 2011

December 20, 2011	December 28, 2011	January 12, 2012

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2011 was 3,712 which does not include approximately 45,491 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.inginvestment.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on July 29, 2011 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

QR-UPRTQ3

(1111-012012)